Employee benefits (Details 14) - Employee benefit obligations [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%